Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Nov. 16, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	ABCO Energy, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		217,866,385
Amendment Flag	false
Entity Central Index Key	0001300938
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3